Related Party Transactions (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Office sharing and occupancy costs	$ 56,542	$ 64,741
Amount of accounts payable and accrued liabilities	194,475	304,623
Long term notes amount	$ 1,791,540	$ 2,604,713